Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Translation reserve USD ($)	Translation reserve CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Non- controlling interests USD ($)	Non- controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance | ¥							¥ 512,568		¥ (221,098)				¥ 291,470		¥ 29,510		¥ 320,980
Balance (in Shares) | shares	[1]	2,790,000	2,790,000	588,188	588,188
Balance at Dec. 31, 2024 | ¥							512,568		(221,098)				291,470		29,510		320,980
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,790,000	2,790,000	588,188	588,188
Consolidated net loss | ¥									(22,000)				(22,000)		(5,402)		(27,402)
Issuance of ordinary shares | ¥							33,395						33,395				33,395
Issuance of ordinary shares (in Shares) | shares	[1]	1,041,668	1,041,668
Other comprehensive income | ¥
Balance						$ 76,213	545,963	$ (33,935)	(243,098)			$ 42,278	302,865	$ 3,365	24,108	$ 45,643	326,973
Balance (in Shares) | shares	[1]	3,831,668	3,831,668	588,188	588,188
Balance | ¥							565,069		(289,818)		(4,231)		271,020		17,752		288,772
Balance (in Shares) | shares	[1]	438,330	438,330	58,819	58,819
Balance at Dec. 31, 2025 | ¥							565,069		(289,818)		(4,231)		271,020		17,752		288,772
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	438,330	438,330	58,819	58,819
Consolidated net loss									(75,503)				(75,503)		(22,102)	(14,386)	(97,605)
Public offering of ordinary shares and warrants | ¥							19,018						19,018				19,018
Public offering of ordinary shares and warrants (in Shares) | shares	[1]	6,404,736	6,404,736
Issuance of ordinary shares | ¥							193,764						193,764				193,764
Issuance of ordinary shares (in Shares) | shares	[1]	18,840,762	18,840,762
Other comprehensive income											(7,143)		(7,143)			(1,053)	(7,143)
Balance						$ 114,641	¥ 777,851	$ (53,842)	¥ (365,321)	$ (1,676)	¥ (11,374)	$ 59,123	¥ 401,156	$ (641)	¥ (4,350)	$ 58,482	¥ 396,806
Balance (in Shares) | shares	[1]	25,683,828	25,683,828	58,819	58,819

[1]

On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis.

On April 1, 2026, the Company effected a 1-for-10 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “April 2026 Share Consolidation”), pursuant to which every ten Class A ordinary shares with a par value of US$0.00001 each were consolidated into one Class A ordinary share with a par value of US$0.0001, and every ten Class B ordinary shares with a par value of US$0.00001 each were consolidated into one Class B ordinary share with a par value of US$0.0001, without any action on the part of the shareholders. Immediately following the April 2026 Share Consolidation, the Company’s authorized share capital consisted of 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising (i) 399,941,181.2 Class A ordinary shares and (ii) 100,058,818.8 Class B ordinary shares.

On September 9, 2026, subsequent to June 30, 2026 but before the issuance of these unaudited condensed consolidated financial statements, the Company effected a further 1-for-20 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “September 2026 Share Consolidation”), pursuant to which every twenty Class A ordinary shares with a par value of US$0.0001 each were consolidated into one Class A ordinary share with a par value of US$0.002, and every twenty Class B ordinary shares with a par value of US$0.0001 each were consolidated into one Class B ordinary share with a par value of US$0.002. Immediately following the September 2026 Share Consolidation, the Company’s authorized share capital was US$50,000 divided into (i) 19,997,059.06 Class A ordinary shares with a par value of US$0.002 each and (ii) 5,002,940.94 Class B ordinary shares with a par value of US$0.002 each.

During the six months ended June 30, 2026, the Company issued an aggregate of 25,245,498 ordinary shares on a basis giving effect to the April 2026 Share Consolidation but before giving effect to the September 2026 Share Consolidation. Such shares were equivalent to approximately 1,262,275 ordinary shares after giving effect to the September 2026 Share Consolidation.

Share information presented in the accompanying unaudited condensed consolidated balance sheets reflects the April 2026 Share Consolidation but has not been retrospectively adjusted to reflect the September 2026 Share Consolidation. Earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively adjusted for all periods presented to reflect both the April 2026 Share Consolidation and the September 2026 Share Consolidation.